Vessels and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Vessels and Equipment

13) Vessels and Equipment

(U.S. Dollars in thousands)	Vessel & equipment	Vessel under construction	Accumulated depreciation	Net vessels
Balance December 31, 2011	$548,989	$—	$(31,092)	$517,897

Additions	52	—	—	52
Drydock costs	—	—	—	—
Transfer from vessels under construction	—	—	—	—
Disposals	(900)	—	900	—
Depreciation	—	—	(21,181)	(21,181)

(U.S. Dollars in thousands)	Vessel & equipment	Vessel under construction	Accumulated depreciation	Net vessels
Balance December 31, 2012	$548,141	$—	$(51,373)	$496,768

Additions	143,231	—	—	143,231
Drydock costs	1,781	—	—	1,781
Transfer from vessels under construction	—	—	—	—
Disposal	(227)	—	—	(227)
Depreciation	—	—	(23,768)	(23,768)

Balance December 31, 2013	$692,926	0	$(75,141)	$(617,785)

As of December 31, 2013 and 2012, Vessels with a book value of $618 million and $497 million, respectively, are pledged as security held as a guarantee for the Partnership’s long-term debt. See Note 16—Long-Term Debt.

Drydocking activity for the years ended December 31, 2013 and 2012 is summarized as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012
Balance at the beginning of the year	$2,472	$3,228
Costs incurred for drydocking	12	—
Costs allocated to drydocking as part of acquisition of business	1,769	—
Drydock amortization	(884)	(756)

Balance at the end of the year	$3,369	$2,472